Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Description of expiry of lease agreement	The Company leases three separate facilities under non-cancelable operating agreements expiring on December 31, 2021, October 31, 2022 and December 31, 2022, respectively.		The Company leased three separate facilities under non-cancelable operating agreements expiring on September 30, 2020, December 31, 2021, and October 31, 2022, respectively. The lease agreement expired in September 2020 was not renewed.
Rent expense	$ 100	$ 100	$ 600	$ 700
Telemedicine and Office Equipment [Member]
Commitments and Contingencies (Textual)
Description of expiry of lease agreement			Under various non-cancelable operating leases through February 2021.
Rent expense			$ 100	200
Office Equipment [Member]
Commitments and Contingencies (Textual)
Description of expiry of lease agreement			The Company also leased office equipment under various non-cancelable operating leases through December 2019.
Rent expense			$ 0	$ 100
Rent Expense [Member]
Commitments and Contingencies (Textual)
Description of expiry of lease agreement	The Company also leased telemedicine and office equipment under various non-cancelable operating leases through February 2021.
Rent expense	$ 100	$ 100